COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,582	$ 1,116
Commitments and contingencies
Outstanding Guarantees	61,178
Line of Credit Facility, Amount Outstanding	335,347		$ 340,006
Purchase Obligation, Due in Next Twelve Months	187,376
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	281
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	26,503
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 18,645